UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2015

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 23.2%
Aramark	39,685	$1,243,728
Delphi Automotive PLC	18,341	1,385,112
Foot Locker, Inc.	24,602	1,741,576
Genuine Parts Co.	12,680	1,058,653
Hanesbrands, Inc.	53,542	1,612,150
Harman International Industries, Inc.	12,156	1,188,127
Hilton Worldwide Holdings, Inc.	45,316	1,125,196
Macy’s, Inc.	26,407	1,547,714
Nordstrom, Inc.	13,999	1,020,247
Omnicom Group, Inc.	18,589	1,245,091
O’Reilly Automotive, Inc.*	8,554	2,053,559
The Priceline Group, Inc.*	1,395	1,741,853
Scripps Networks Interactive, Inc., Class A	15,952	846,892
Starbucks Corp.	38,389	2,100,262
Target Corp.	11,668	906,720
The TJX Cos., Inc.	26,973	1,896,741
VF Corp.	16,984	1,230,151
The Walt Disney Co.	26,002	2,649,084
Total Consumer Discretionary		26,592,856
Consumer Staples - 7.7%
The Clorox Co.	9,171	1,019,540
Colgate-Palmolive Co.	20,701	1,300,230
Constellation Brands, Inc., Class A	12,706	1,626,368
CVS Health Corp.	19,667	2,013,901
Mondelez International, Inc., Class A	27,409	1,161,045
Philip Morris International, Inc.	22,117	1,764,937
Total Consumer Staples		8,886,021
Energy - 3.9%
Anadarko Petroleum Corp.	10,884	779,077
EOG Resources, Inc.	17,082	1,337,691
Halliburton Co.	31,266	1,230,317
Kinder Morgan, Inc.	34,725	1,125,437
Total Energy		4,472,522
Financials - 6.8%
American Tower Corp.	19,286	1,777,976
JPMorgan Chase & Co.	26,620	1,706,342
Marsh & McLennan Cos., Inc.	25,647	1,378,013
T. Rowe Price Group, Inc.	15,885	1,141,814

	Shares	Value
Wells Fargo & Co.	33,332	$1,777,596
Total Financials		7,781,741
Health Care - 16.6%
Abbott Laboratories	24,632	1,115,583
Aetna, Inc.	10,019	1,147,376
Alkermes PLC*	15,028	895,068
Biogen, Inc.*	6,009	1,786,476
Cardinal Health, Inc.	16,591	1,364,942
Gilead Sciences, Inc.	30,865	3,242,985
Johnson & Johnson	16,324	1,534,129
Mallinckrodt PLC*	14,444	1,245,651
Medtronic PLC	22,484	1,625,368
Mettler-Toledo International, Inc.*	2,861	848,429
Mylan N.V.*	24,974	1,238,461
Stryker Corp.	17,903	1,766,131
Zoetis, Inc.	27,108	1,216,336
Total Health Care		19,026,935
Industrials - 11.5%
Alaska Air Group, Inc.	21,827	1,633,969
American Airlines Group, Inc.	27,097	1,056,241
The Boeing Co.	16,392	2,142,107
Honeywell International, Inc.	20,222	2,007,438
Illinois Tool Works, Inc.	15,474	1,308,017
Ingersoll-Rand PLC	20,233	1,118,683
Rockwell Automation, Inc.	10,686	1,195,015
United Parcel Service, Inc., Class B	16,666	1,627,435
WABCO Holdings, Inc.*	10,061	1,160,234
Total Industrials		13,249,139
Information Technology - 26.8%
Accenture PLC, Class A	20,323	1,915,849
Adobe Systems, Inc.*	15,080	1,184,836
Apple, Inc.	57,033	6,431,041
Avago Technologies, Ltd.	11,841	1,491,611
Facebook, Inc., Class A*	36,195	3,236,919
Google, Inc., Class A*	4,485	2,905,473
Google, Inc., Class C*	3,761	2,325,238
Intuit, Inc.	15,421	1,322,351
MasterCard, Inc., Class A	23,137	2,137,165
Microsoft Corp.	78,646	3,422,674
Red Hat, Inc.*	18,810	1,358,270

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.8% (continued)
Visa, Inc., Class A	41,625	$2,967,862
Total Information Technology		30,699,289
Materials - 2.4%
CF Industries Holdings, Inc.	15,939	914,580
Sealed Air Corp.	36,424	1,874,015
Total Materials		2,788,595
Utilities - 0.7%
ITC Holdings Corp.	23,210	758,967
Total Common Stocks (cost $93,380,061)		114,256,065

	Shares	Value
Other Investment Companies - 0.6%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.10% (cost $724,750)	724,750	$724,750
Total Investments - 100.2% (cost $94,104,811)		114,980,815
Other Assets, less Liabilities - (0.2)%		(239,719)
Net Assets - 100.0%		$114,741,096

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2015

	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 23.8%
AMC Networks, Inc., Class A*	30,410	$2,201,076
Aramark	86,790	2,719,999
Dick’s Sporting Goods, Inc.	15,290	766,488
Domino’s Pizza, Inc.	11,210	1,187,587
Foot Locker, Inc.	48,240	3,414,910
The Goodyear Tire & Rubber Co.	52,580	1,565,307
Hanesbrands, Inc.	102,440	3,084,468
Harman International Industries, Inc.	13,850	1,353,699
Hilton Worldwide Holdings, Inc.	94,730	2,352,146
Leggett & Platt, Inc.	44,420	1,973,136
Macy’s, Inc.	26,350	1,544,374
Restaurant Brands International, Inc.[2]	76,745	2,942,403
Toll Brothers, Inc.*	28,920	1,069,172
Ulta Salon Cosmetics & Fragrance, Inc.*	20,780	3,285,110
Under Armour, Inc., Class A*	33,180	3,169,685
VF Corp.	38,120	2,761,032
Total Consumer Discretionary		35,390,592
Consumer Staples - 14.8%
Church & Dwight Co., Inc.	24,660	2,127,665
Constellation Brands, Inc., Class A	33,710	4,314,880
Dr. Pepper Snapple Group, Inc.	39,130	3,002,445
The Hain Celestial Group, Inc.*	25,310	1,540,367
The Kroger Co.	58,240	2,009,280
Molson Coors Brewing Co., Class B	40,370	2,748,793
Monster Beverage Corp.*	21,360	2,957,506
The WhiteWave Foods Co.*	71,720	3,309,161
Total Consumer Staples		22,010,097
Energy - 1.4%
Cabot Oil & Gas Corp.	49,360	1,168,351
Cameron International Corp.*	13,520	902,595
Total Energy		2,070,946
Financials - 11.7%
Equinix, Inc.	10,540	2,843,376
Extra Space Storage, Inc.	41,510	3,050,155
Legg Mason, Inc.	15,560	689,775
Marsh & McLennan Cos., Inc.	42,480	2,282,450
McGraw Hill Financial, Inc.	22,280	2,160,937
Moody’s Corp.	33,060	3,382,369

	Shares	Value
MSCI, Inc.	20,000	$1,210,400
Sovran Self Storage, Inc.	19,930	1,788,319
Total Financials		17,407,781
Health Care - 18.0%
Agios Pharmaceuticals, Inc.*,2	6,560	566,784
Alkermes PLC*	25,012	1,489,715
AmerisourceBergen Corp.	24,900	2,490,996
Bio-Techne Corp.	16,020	1,513,570
Cardinal Health, Inc.	33,590	2,763,449
Centene Corp.*	31,400	1,938,008
Charles River Laboratories International, Inc.*	16,640	1,146,330
HCA Holdings, Inc.*	18,170	1,573,885
Laboratory Corp. of America Holdings*	13,640	1,606,928
Mallinckrodt PLC*	13,643	1,176,572
MEDNAX, Inc.*	16,040	1,292,022
Mettler-Toledo International, Inc.*	7,490	2,221,160
Mylan N.V.*	33,540	1,663,249
Vertex Pharmaceuticals, Inc.*	17,630	2,248,178
Zoetis, Inc.	68,620	3,078,979
Total Health Care		26,769,825
Industrials - 11.8%
Acuity Brands, Inc.	5,770	1,124,400
Alaska Air Group, Inc.	46,090	3,450,297
Cintas Corp.	24,670	2,096,703
Delta Air Lines, Inc.	68,340	2,991,925
The Dun & Bradstreet Corp.	13,000	1,377,610
The Middleby Corp.*	6,893	748,235
Snap-on, Inc.	11,590	1,851,734
Spirit AeroSystems Holdings, Inc., Class A*	14,820	757,450
Verisk Analytics, Inc.*	23,720	1,733,458
Wabtec Corp.	16,110	1,542,694
Total Industrials		17,674,506
Information Technology - 11.6%
Akamai Technologies, Inc.*	34,920	2,490,145
Avago Technologies, Ltd.	23,200	2,922,504
FireEye, Inc.*	69,540	2,627,221
NVIDIA Corp.	75,470	1,696,566
NXP Semiconductors N.V.*	18,030	1,526,239
Sabre Corp.	112,570	3,064,155
Skyworks Solutions, Inc.	16,770	1,464,860

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.6% (continued)
Tableau Software, Inc., Class A*	16,030	$1,509,545
Total Information Technology		17,301,235
Materials - 4.3%
Axalta Coating Systems, Ltd.*	39,630	1,156,800
Celanese Corp., Series A	24,960	1,513,574
Sealed Air Corp.	72,020	3,705,429
Total Materials		6,375,803
Total Common Stocks (cost $128,932,269)		145,000,785

	Principal Amount
Short-Term Investments - 4.0%
Repurchase Agreements - 1.3%[3]
BNP Paribas Securities Corp., dated 08/31/15, due 09/01/15, 0.150%, total to be received $896,795 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 06/30/16 - 08/01/45, totaling $914,727)	$896,791	896,791

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 08/31/15, due 09/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/25/15 - 07/20/65, totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		1,896,791

	Shares

Other Investment Companies - 2.7%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.10%	4,012,709	4,012,709
Total Short-Term Investments (cost $5,909,500)		5,909,500
Total Investments - 101.4% (cost $134,841,769)		150,910,285
Other Assets, less Liabilities - (1.4)%		(2,110,968)
Net Assets - 100.0%		$148,799,317

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2015

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 15.9%
Bassett Furniture Industries, Inc.	9,765	$283,380
Carmike Cinemas, Inc.*	14,730	351,310
Carriage Services, Inc.[2]	18,680	428,706
Cavco Industries, Inc.*	5,870	419,999
Cherokee, Inc.	13,860	355,370
Denny’s Corp.*	34,220	384,291
Escalade, Inc.	21,930	392,328
Good Times Restaurants, Inc.*,2	24,407	168,408
Haverty Furniture Cos., Inc.	19,400	448,334
Installed Building Products, Inc.*	15,690	419,237
Malibu Boats, Inc., Class A*	19,400	335,038
Nautilus, Inc.*	23,096	352,907
Nutrisystem, Inc.	13,090	366,258
Overstock.com, Inc.*,2	16,660	327,369
Papa Murphy’s Holdings, Inc.*	13,182	194,830
Stoneridge, Inc.*	29,740	363,125
Tower International, Inc.*	13,020	318,339
Total Consumer Discretionary		5,909,229
Consumer Staples - 4.4%
Calavo Growers, Inc.	8,030	467,748
Central Garden and Pet Co.*	34,250	419,905
Lifeway Foods, Inc.*	21,321	307,236
Primo Water Corp.*	70,095	455,617
Total Consumer Staples		1,650,506
Energy - 0.6%
Abraxas Petroleum Corp.*	119,090	232,226
Financials - 6.7%
Atlas Financial Holdings, Inc.*	22,790	367,603
Bryn Mawr Bank Corp.	13,910	412,849
Eagle Bancorp, Inc.*	9,590	401,917
Heritage Insurance Holdings, Inc.*	8,940	157,076
Preferred Bank	13,280	407,032
QTS Realty Trust, Inc., Class A	10,150	407,928
Silvercrest Asset Management Group, Inc., Class A	30,369	357,443
Total Financials		2,511,848
Health Care - 35.3%
Aceto Corp.	16,770	375,816
Addus HomeCare Corp.*	13,708	393,968

	Shares	Value
Albany Molecular Research, Inc.*,2	22,590	$450,445
AMAG Pharmaceuticals, Inc.*,2	4,890	305,821
ANI Pharmaceuticals, Inc.*,2	3,420	166,793
Anika Therapeutics, Inc.*	15,330	542,835
AtriCure, Inc.*	15,990	391,115
BioSpecifics Technologies Corp.*	9,188	456,276
BioTelemetry, Inc.*	32,918	470,398
Capital Senior Living Corp.*	18,710	389,916
Chimerix, Inc.*	8,829	432,091
Civitas Solutions, Inc.*	17,090	414,603
Cross Country Healthcare, Inc.*	35,770	496,845
Emergent BioSolutions, Inc.*	16,569	551,582
Harvard Bioscience, Inc.*	67,930	296,854
Heska Corp.*	12,385	417,994
Icad, Inc.*	37,486	148,819
Inogen, Inc.*	4,640	228,706
Juniper Pharmaceuticals, Inc.*	38,617	409,340
LeMaitre Vascular, Inc.	16,830	222,493
Ligand Pharmaceuticals, Inc.*	4,450	409,133
MacroGenics, Inc.*	11,390	300,126
Misonix, Inc.*,2	30,068	342,475
Osiris Therapeutics, Inc.*,2	26,420	475,560
POZEN, Inc.*,2	51,210	447,063
Progenics Pharmaceuticals, Inc.*	65,331	478,876
The Providence Service Corp.*	9,090	407,505
SciClone Pharmaceuticals, Inc.*	23,055	181,212
Sharps Compliance Corp.*	60,235	432,487
Simulations Plus, Inc.	55,937	377,575
Sucampo Pharmaceuticals, Inc., Class A*	11,440	307,278
Supernus Pharmaceuticals, Inc.*	21,590	391,858
SurModics, Inc.*	14,360	326,690
Synergetics USA, Inc.*	83,859	356,401
U.S. Physical Therapy, Inc.	7,580	348,301
Total Health Care		13,145,250
Industrials - 6.9%
Argan, Inc.	12,620	494,073
CRA International, Inc.*	16,631	377,856
General Employment Enterprises, Inc.*	254,550	180,705
Hawaiian Holdings, Inc.*,2	18,730	424,422
Hill International, Inc.*	87,799	344,172
LSI Industries, Inc.	39,490	374,760

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.9% (continued)
PGT, Inc.*	24,665	$329,771
Radiant Logistics, Inc.*	10,028	60,369
Total Industrials		2,586,128
Information Technology - 18.8%
Alliance Fiber Optic Products, Inc.	19,032	358,944
American Software, Inc., Class A	40,115	367,453
Autobytel, Inc.*	25,404	448,381
Cascade Microtech, Inc.*	30,000	462,600
CEVA, Inc.*	10,790	207,708
DSP Group, Inc.*	51,910	454,213
DTS, Inc.*	10,656	282,704
Edgewater Technology, Inc.*	57,667	415,202
Gigamon, Inc.*	17,680	402,750
Information Services Group, Inc.	88,207	327,248
Inphi Corp.*	15,565	369,513
MaxLinear, Inc., Class A*	37,030	368,448
Numerex Corp., Class A*,2	32,553	304,045
Planet Payment, Inc.*	149,801	443,411
RealD, Inc.*	38,850	365,578
Reis, Inc.	20,210	503,229
Sapiens International Corp. N.V.	27,065	315,037
SPS Commerce, Inc.*	5,460	371,389
United Online, Inc.*	22,640	246,550
Total Information Technology		7,014,403
Materials - 1.3%
AEP Industries, Inc.*	8,510	463,370
Telecommunication Services - 5.6%
8x8, Inc.*	42,220	326,361
Inteliquent, Inc.	19,690	360,721

	Shares	Value
Premiere Global Services, Inc.*	49,200	$530,376
RingCentral, Inc., Class A*	23,790	409,426
Vonage Holdings Corp.*	79,440	440,892
Total Telecommunication Services		2,067,776
Total Common Stocks (cost $33,511,419)		35,580,736

	Principal Amount
Short-Term Investments - 8.6%
Repurchase Agreements - 4.1%[3]
Barclays Capital, dated 08/31/15, due 09/01/15, 0.130%, total to be received $514,540 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.750%, 10/15/15 - 05/15/45, totaling $524,829)	$514,538	514,538
Cantor Fitzgerald Securities, Inc., dated 08/31/15, due 09/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/25/15 - 07/20/65, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,514,538

	Shares
Other Investment Companies - 4.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.10%	1,687,410	1,687,410
Total Short-Term Investments (cost $3,201,948)		3,201,948
Total Investments - 104.1% (cost $36,713,367)		38,782,684
Other Assets, less Liabilities - (4.1)%		(1,510,665)
Net Assets - 100.0%		$37,272,019

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$95,382,866	$22,823,471	$(3,225,522)	$19,597,949
AMG Managers Cadence Mid Cap Fund	135,277,991	19,861,711	(4,229,417)	15,632,294
AMG Managers Cadence Emerging Companies Fund	36,734,161	4,393,461	(2,344,938)	2,048,523

*	Non-income producing security.
[1]	Yield shown represents the August 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Mid Cap Fund	$1,771,934	1.2%
AMG Managers Cadence Emerging Companies Fund	$1,415,255	3.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committe and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest

Notes to Schedules of Portfolio Investments (continued)

in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of August 31, 2015, the investments in AMG Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of August 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$145,000,785	—	—	$145,000,785
Short-Term Investments
Repurchase Agreements	—	$1,896,791	—	1,896,791
Other Investment Companies	4,012,709	—	—	4,012,709

Total Investments in Securities	$149,013,494	$1,896,791	—	$150,910,285

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$35,580,736	—	—	$35,580,736
Short-Term Investments
Repurchase Agreements	—	$1,514,538	—	1,514,538
Other Investment Companies	1,687,410	—	—	1,687,410

Total Investments in Securities	$37,268,146	$1,514,538	—	$38,782,684

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 23, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: September 23, 2015